Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income	$ 768	$ 578	$ 471
Other comprehensive income (loss), before tax
Change in unrealized investment gains (losses) on available-for-sale securities, net of offsets	878	(1,314)	899
Change in noncredit component of other-than-temporary impairment losses, available-for-sale	(2)	(10)	(1)
Comprehensive income (loss) on hedging instruments	(5)	11	10
Comprehensive income (loss) on pension adjustments	0	12	(17)
Comprehensive loss on foreign currency translation adjustments	(8)	(4)	0
Other comprehensive income (loss), before tax	863	(1,305)	891
Income tax expense (benefit) related to other comprehensive income	259	(424)	317
Other comprehensive income (loss), after tax	604	(881)	574
Comprehensive income (loss)	1,372	(303)	1,045
Less: comprehensive income attributable to noncontrolling interests	0	16	15
Comprehensive income (loss) available to Athene Holding Ltd. shareholders	$ 1,372	$ (319)	$ 1,030